ISI


                       INTERNATIONAL STRATEGY & INVESTMENT


                                       ISI
                                    STRATEGY
                                   FUND SHARES

                      (A CLASS OF ISI STRATEGY FUND, INC.)

                                    STRATEGY

                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2001

 INVESTMENT ADVISOR'S REPORT


     For the first half of the fiscal year, May 2001 to November 2001, the Wilshire 5000 Stock Index was down 8.72% and over the last year it was down 11.01%. ISI Strategy Fund's structure which invests in bonds and cash as well as stocks has helped cushion its performance in the difficult equity environment. As a result, the Fund's total return during the half year was down 4.07%, while it was down 4.93% for the past year. Since inception on September 16, 1997, the cumulative total return is 22.42%. These figures assume the reinvestment of dividends and exclude the impact of any sales charges.

     Treasury bond yields trended lower until November, when it became more evident that 4Q 2001 will be the time when the economy bottoms. Please see the chart below for the change in yield on the 30 year US Treasury Bond over the past six months. We expect a modest increase in yields during the first half of 2002.

     Since the middle of September, the equities market moved up significantly. Over the past 6 months, the equity ratio was increased so that now the proportion of the Fund's assets in equities is close to 75%. The general policy range for equities is between 40% and 80%. So the Fund is now near the upper end of the range for equities. ISI expects the recession is now ending and that corporate earnings will increase next year. Economic growth next year is likely to improve for five key reasons: record monetary stimulus; record fiscal stimulus; significantly lower oil prices; lower short term interest rates; and inventory rebuilding. For more on this, please see the Outlook for the Economy, Money and Markets that follows this letter.

     We would like to welcome new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,



/S/SIGNATURE
R.  Alan Medaugh
President



Wilshire 5000 Stock Index
5/31/01-11/30/01
Close/US Dollars
Last     10531.45
High 06/05/01     11902.89
Average  10631.3535
Low 09/21/01      8900.45
[graphic omitted]

EDGAR representation of plot points used in printed graphic as follows:
5/31/01             $11,610
6/1/01               11,671
6/4/01               11,732
6/5/01               11,903
6/6/01               11,788
6/7/01               11,851
6/8/01               11,737
6/11/01              11,626
6/12/01              11,632
6/13/01              11,509
6/14/01              11,288
6/15/01              11,238
6/18/01              11,171
6/19/01              11,195
6/20/01              11,313
6/21/01              11,424
6/22/01              11,312
6/25/01              11,253
6/26/01              11,254
6/27/01              11,229
6/28/01              11,375
6/29/01              11,407
7/2/01               11,477
7/3/01               11,454
7/5/01               11,317
7/6/01               11,060
7/9/01               11,124
7/10/01              10,963
7/11/01              10,945
7/12/01              11,208
7/13/01              11,272
7/16/01              11,144
7/17/01              11,261
7/18/01              11,185
7/19/01              11,246
7/20/01              11,212
7/23/01              11,043
7/24/01              10,859
7/25/01              11,009
7/26/01              11,137
7/27/01              11,165
7/30/01              11,153
7/31/01              11,209
8/1/01               11,260
8/2/01               11,297
8/3/01               11,243
8/6/01               11,115
8/7/01               11,139
8/8/01               10,949
8/9/01               10,944
8/10/01              10,994
8/13/01              11,018
8/14/01              10,987
8/15/01              10,911
8/16/01              10,935
8/17/01              10,760
8/20/01              10,838
8/21/01              10,711
8/22/01              10,785
8/23/01              10,752
8/24/01              10,948
8/27/01              10,904
8/28/01              10,749
8/29/01              10,644
8/30/01              10,472
8/31/01              10,515
9/4/01               10,506
9/5/01               10,473
9/6/01               10,252
9/7/01               10,066
9/10/01              10,104
9/17/01              9,591
9/18/01              9,516
9/19/01              9,358
9/20/01              9,073
9/21/01              8,900
9/24/01              9,239
9/25/01              9,308
9/26/01              9,247
9/27/01              9,350
9/28/01              9,563
10/1/01              9,518
10/2/01              9,629
10/3/01              9,842
10/4/01              9,834
10/5/01              9,837
10/8/01              9,759
10/9/01              9,711
10/10/01             9,938
10/11/01             10,109
10/12/01             10,049
10/15/01             10,040
10/16/01             10,118
10/17/01             9,916
10/18/01             9,842
10/19/01             9,895
10/22/01             10,042
10/23/01             9,995
10/24/01             10,001
10/25/01             10,143
10/26/01             10,186
10/29/01             9,950
10/30/01             9,778
10/31/01             9,797
11/1/01              10,001
11/2/01              10,017
11/5/01              10,157
11/6/01              10,304
11/7/01              10,279
11/8/01              10,290
11/9/01              10,297
11/12/01             10,290
11/13/01             10,479
11/14/01             10,511
11/15/01             10,511
11/16/01             10,487
11/19/01             10,607
11/20/01             10,523
11/21/01             10,475
11/23/01             10,596
11/26/01             10,671
11/27/01             10,614
11/28/01             10,427
11/29/01             10,545
11/30/01             10,531



30 Year US Treasury Bond Yield
5/31/01-11/30/01
[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:
5/31/01            5.753
6/1/01             5.705
6/4/01             5.692
6/5/01             5.653
6/6/01             5.647
6/7/01             5.729
6/8/01             5.737
6/11/01            5.683
6/12/01            5.652
6/13/01            5.662
6/14/01            5.642
6/15/01            5.677
6/18/01            5.701
6/19/01            5.689
6/20/01            5.665
6/21/01            5.623
6/22/01            5.575
6/25/01            5.587
6/26/01            5.652
6/27/01            5.618
6/28/01            5.671
6/29/01            5.759
7/2/01             5.687
7/3/01             5.719
7/4/01             5.725
7/5/01             5.74
7/6/01             5.732
7/9/01             5.694
7/10/01            5.67
7/11/01            5.684
7/12/01            5.649
7/13/01            5.619
7/16/01            5.579
7/17/01            5.599
7/18/01            5.516
7/19/01            5.527
7/20/01            5.549
7/23/01            5.527
7/24/01            5.528
7/25/01            5.597
7/26/01            5.571
7/27/01            5.543
7/30/01            5.514
7/31/01            5.522
8/1/01             5.526
8/2/01             5.578
8/3/01             5.585
8/6/01             5.592
8/7/01             5.599
8/8/01             5.507
8/9/01             5.534
8/10/01            5.504
8/13/01            5.512
8/14/01            5.506
8/15/01            5.517
8/16/01            5.477
8/17/01            5.42
8/20/01            5.453
8/21/01            5.432
8/22/01            5.435
8/23/01            5.412
8/24/01            5.449
8/27/01            5.463
8/28/01            5.405
8/29/01            5.362
8/30/01            5.385
8/31/01            5.368
9/3/01             5.369
9/4/01             5.483
9/5/01             5.479
9/6/01             5.413
9/7/01             5.369
9/10/01            5.437
9/11/01            5.416
9/13/01            5.392
9/14/01            5.35
9/17/01            5.423
9/18/01            5.542
9/19/01            5.551
9/20/01            5.623
9/21/01            5.583
9/24/01            5.576
9/25/01            5.568
9/26/01            5.502
9/27/01            5.435
9/28/01            5.421
10/1/01            5.373
10/2/01            5.322
10/3/01            5.293
10/4/01            5.302
10/5/01            5.308
10/8/01            5.312
10/9/01            5.376
10/10/01           5.365
10/11/01           5.401
10/12/01           5.426
10/15/01           5.371
10/16/01           5.343
10/17/01           5.314
10/18/01           5.318
10/19/01           5.358
10/22/01           5.384
10/23/01           5.389
10/24/01           5.339
10/25/01           5.297
10/26/01           5.271
10/29/01           5.262
10/30/01           5.205
10/31/01           4.874
11/1/01            4.803
11/2/01            4.956
11/5/01            4.857
11/6/01            4.846
11/7/01            4.791
11/8/01            4.864
11/9/01            4.873
11/12/01           4.876
11/13/01           4.921
11/14/01           5.027
11/15/01           5.221
11/16/01           5.268
11/19/01           5.237
11/20/01           5.318
11/21/01           5.355
11/22/01           5.355
11/23/01           5.36
11/26/01           5.381
11/27/01           5.333
11/28/01           5.352
11/29/01           5.237
11/30/01           5.286



BGN/NY/Close/Mid
Last              5.286
High 06/29/01     5.759
Average           5.4423
Low 11/07/01      4.791

 OUTLOOK FOR THE ECONOMY, MONEY AND MARKETS



OVERVIEW
     As we see it, the US economy is bottoming. A package of recent reports now suggests that the manufacturing sector is bottoming, including industrial production, the Purchasing Managers' Index (PMI), industrial commodity prices, ISI's manufacturing companies survey, and ISI's temporary employment companies survey (which is manufacturing sensitive). So, the global inventory cycle is probably reversing.

     Technology weakness may also be reversing, which is surprising. Rates of decline in technology industrial production have moderated from -25% this past summer to -7% in November.

     Warm weather surely accounts for some of the recent strength in the economy, but that's not to dismiss the lift. It's a genuine piece of fourth quarter good luck for the consumer (like a tax cut), and it's setting the stage for inventory rebuilding in first quarter 2002. It has also helped housing. Over the past four weeks, our homebuilders survey has averaged a strong 60.8, up almost 20 points from its September lows. And this strength in housing has a ripple effect (furniture, appliances etc). It should be noted that the rate of growth in bank loans + commercial paper has firmed from -8% in August to +1% in early December.

     It should also be noted that total debt came out recently for October up almost 6% year-over-year. And liquidity (M3 + commercial paper) for December 3 was up almost 10% year-over-year. These increases suggest faster nominal GDP growth. As a result, ISI expects the US economy is bottoming and next year it will be in the process of recovering.


OUTLOOK FOR 2002
     The 2002 recovery has strong headwinds, eg, global overcapacity. But it also has strong lifts, much stronger than 1991's lifts (1991's recovery produced 2.3% real GDP growth). G7 (the 7 largest industrialized countries in the world) rates have already plunged 48% versus their 11% decline prior to 1991's recovery. Oil's 12-month price average year over year is already down 14.8% versus its +22.1 year over year at the start of 1991's recovery. Real inventories were down 3.6% year to year in October versus +1.1% year over year at the start of 1991's recovery. Tax cuts already passed for 2002 represent +0.9% of GDP versus 1991 tax cuts representing just +0.4% of GDP. The G7 yield curve last week was +200 basis points versus +7 basis points at the start of 1991's recovery.

     Increasing interest rates and oil prices, i.e., The Perfect Storm, led to 2001's global recession. Now, they suggest a 2002 global recovery, i.e., The Perfect Recovery. Indeed, there were a few reports outside the US last week alluding to a firmer economy including German business confidence and Australian business conditions. Today, the German Ifo is out showing an increase.

     The Perfect Recovery for 2002 would be fast enough to lift earnings, but not fast enough to prompt the Fed . . . say 3% growth. The Perfect Recovery would also be steady. Inventories will boost the first half of next year. Then, sharper declines for G7 rates and oil in the second half of this year than in the first half are likely to boost the second half of next year. Changes in G7 interest rates and oil prices both typically affect the real economy 12 months later. Stronger foreign economies by the second half of next year are likely to boost the second half of next year for the US. So, 2002's recovery may surprise everybody by being steady and moderate.

 OUTLOOK FOR THE ECONOMY, MONEY AND MARKETS  (CONCLUDED)



Short Term Interest Rates
Equal Weights December 14--2.50%
[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:
1988:1         7.24
1988:2         7.01
1988:3         6.99
1988:4         7.03
1988:5         7.15
1988:6         7.37
1988:7         7.8
1988:8         8.31
1988:9         8.22
1988:10        8.26
1988:11        8.59
1988:12        8.81
1989:1         8.86
1989:2         9.21
1989:3         9.54
1989:4         9.2
1989:5         9.32
1989:6         9.11
1989:7         9.33
1989:8         9.47
1989:9         9.48
1989:10        9.78
1989:11        10.31
1989:12        10.27
1990:1         10.32
1990:2         10.42
1990:3         10.63
1990:4         10.5
1990:5         10.3
1990:6         10.12
1990:7         10.18
1990:8         10.14
1990:9         10.04
1990:10        9.96
1990:11        10.09
1990:12        10.31
1991:1         9.95
1991:2         9.7
1991:3         9.5
1991:4         9.33
1991:5         9.08
1991:6         9.21
1991:7         9.15
1991:8         9.05
1991:9         8.72
1991:10        8.52
1991:11        8.62
1991:12        8.77
1992:1         8.3
1992:2         8.4
1992:3         8.6
1992:4         8.51
1992:5         8.3
1992:6         8.37
1992:7         8.3
1992:8         8.25
1992:9         8.65
1992:10        7.84
1992:11        7.79
1992:12        7.87
1993:1         7.44
1993:2         7.22
1993:3         7.08
1993:4         6.73
1993:5         6.31
1993:6         6.1
1993:7         5.97
1993:8         5.71
1993:9         5.56
1993:10        5.45
1993:11        5.28
1993:12        5.01
1994:1         4.9
1994:2         5.09
1994:3         5.43
1994:4         5.36
1994:5         5.31
1994:6         5.52
1994:7         5.61
1994:8         5.58
1994:9         5.6
1994:10        5.77
1994:11        5.9
1994:12        6.21
1995:1         6.23
1995:2         6.17
1995:3         6.7
1995:4         6.44
1995:5         6.18
1995:6         6.11
1995:7         6
1995:8         5.83
1995:9         5.76
1995:10        5.93
1995:11        5.58
1995:12        5.41
1996:1         5.02
1996:2         4.97
1996:3         4.96
1996:4         4.84
1996:5         4.8
1996:6         4.72
1996:7         4.69
1996:8         4.62
1996:9         4.43
1996:10        4.26
1996:11        4.16
1996:12        4.19
1997:1         4.02
1997:2         4
1997:3         4.09
1997:4         4.09
1997:5         4.02
1997:6         4.03
1997:7         4.14
1997:8         4.2
1997:9         4.15
1997:10        4.27
1997:11        4.34
1997:12        4.36
1998:1         4.32
1998:2         4.37
1998:3         4.28
1998:4         4.25
1998:5         4.22
1998:6         4.26
1998:7         4.22
1998:8         4.23
1998:9         4.18
1998:10        3.93
1998:11        3.87
1998:12        3.62
1999:1         3.47
1999:2         3.42
1999:3         3.36
1999:4         3.14
1999:5         3.11
1999:6         3.15
1999:7         3.17
1999:8         3.24
1999:9         3.24
1999:10        3.68
1999:11        3.74
1999:12        3.78
2000:1         3.76
2000:2         3.9
2000:3         4.04
2000:4         4.13
2000:5         4.37
2000:6         4.43
2000:7         4.5
2000:8         4.62
2000:9         4.64
2000:10        4.75
2000:11        4.78
2000:12        4.63
2001:1         4.38
2001:2         4.29
2001:3         4.08
2001:4         3.95
2001:5         3.83
2001:6         3.73
2001:7         3.73
2001:8         3.58
2001:9         3.2
2001:10        2.84
2001:11        2.57
2001:12        2.5



Oil 12 Month Price Average
Year over Year % December 14--14.8%
[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:
1988:1           29.6
1988:2           27.4
1988:3           22.4
1988:4           18.2
1988:5           14.8
1988:6           9.3
1988:7           1.4
1988:8           -3.1
1988:9           -7.5
1988:10          -12.2
1988:11          -15.7
1988:12          -16.6
1989:1           -15.7
1989:2           -14.8
1989:3           -12.6
1989:4           -11
1989:5           -9.1
1989:6           -6.1
1989:7           -1.6
1989:8           2.1
1989:9           7.2
1989:10          13.7
1989:11          19.6
1989:12          22.7
1990:1           24.6
1990:2           26.1
1990:3           24.5
1990:4           21.4
1990:5           19.1
1990:6           15.6
1990:7           12.8
1990:8           15.3
1990:9           19
1990:10          22.7
1990:11          25
1990:12          25
1991:1           23.5
1991:2           20.7
1991:3           20
1991:4           22.1
1991:5           24
1991:6           27.1
1991:7           28.8
1991:8           22.1
1991:9           10.9
1991:10          -0.1
1991:11          -7.9
1991:12          -12.4
1992:1           -15
1992:2           -15
1992:3           -15.2
1992:4           -16
1992:5           -16.9
1992:6           -17.1
1992:7           -17.8
1992:8           -16.4
1992:9           -12.9
1992:10          -9.5
1992:11          -6.9
1992:12          -4.2
1993:1           -1.8
1993:2           -0.8
1993:3           0.1
1993:4           0.4
1993:5           0.1
1993:6           -2.1
1993:7           -3.7
1993:8           -4.9
1993:9           -6.7
1993:10          -7.5
1993:11          -8.2
1993:12          -10.2
1994:1           -11.9
1994:2           -14.4
1994:3           -17.2
1994:4           -18.8
1994:5           -19.3
1994:6           -18.3
1994:7           -16.2
1994:8           -14.9
1994:9           -13.3
1994:10          -12.2
1994:11          -10.2
1994:12          -7
1995:1           -3.9
1995:2           0.2
1995:3           4.9
1995:4           8.7
1995:5           10.8
1995:6           10.5
1995:7           8.3
1995:8           7.9
1995:9           8.3
1995:10          8.3
1995:11          7.6
1995:12          7.1
1996:1           5.9
1996:2           4.2
1996:3           3.5
1996:4           3.4
1996:5           3.1
1996:6           4.3
1996:7           7.3
1996:8           9.5
1996:9           11.7
1996:10          15.3
1996:11          17.9
1996:12          19.6
1997:1           22.2
1997:2           23.6
1997:3           22
1997:4           18.6
1997:5           17.8
1997:6           16.3
1997:7           13.6
1997:8           10.9
1997:9           6.6
1997:10          2
1997:11          -1.5
1997:12          -6.4
1998:1           -11.7
1998:2           -15
1998:3           -17.1
1998:4           -17.6
1998:5           -19.8
1998:6           -21.5
1998:7           -23.1
1998:8           -25
1998:9           -25.6
1998:10          -27.3
1998:11          -29.1
1998:12          -30
1999:1           -29.3
1999:2           -29.2
1999:3           -27.5
1999:4           -25.3
1999:5           -21.9
1999:6           -17.9
1999:7           -12.7
1999:8           -5.9
1999:9           1
1999:10          9.1
1999:11          20
1999:12          33.4
2000:1           45.3
2000:2           59.4
2000:3           69
2000:4           72.1
2000:5           75.7
2000:6           79.2
2000:7           78.6
2000:8           76.3
2000:9           73.5
2000:10          71.5
2000:11          66.6
2000:12          57.8
2001:1           49.4
2001:2           39.7
2001:3           31.1
2001:4           28.1
2001:5           23.3
2001:6           16.6
2001:7           12.1
2001:8           7.6
2001:9           2
2001:10          -4
2001:11          -10.6
2001:12          -14.8


     Although there was some good news recently such as the decline in unemployment claims, there was also plenty to worry about. In a quiet way, Japan may head the worry list with Japanese bank stocks making new lows. In addition, refinancing fell again, our auto dealers survey fell again, and lumber prices declined. This mixed picture is typical in a bottoming process and is likely to pressure Central Banks around the world to keep an easy interest rate policy.


INFLATION
     Our regression model indicates that the Consumer Price Index (CPI) will increase just 0.3% year-over-year in the upcoming 12 months, the smallest increase since 1959. To be sure, we were disappointed by the core CPI's 0.4% month-to-month November increase, but there was an impressive package last week of low-inflation news offsetting the core CPI's reading. The core measure of import prices declined 0.6% month-to-month. The National Federation of Independent Business' small business prices measure remained at a 10-year low. The Producers Price Index posted its biggest 6-month decline since 1986. The Tankan small manufacturers prices measure declined to a record low. Japan's domestic Wholesale Price Index deflated to a 22-year low. The UK's Retail Price Index posted its lowest year-over-year reading since 1963. In our view, 2002 will be the year of synchronized disinflation/deflation and that is especially good news for financial assets.

 PERFORMANCE COMPARISON(1)


ISI Strategy, Wilshire 5000 Stock Index, Consumer Price Index and Lipper Flexible Portfolio Funds Average Growth of a $10,000 Investment (since inception)2 [graphic omitted] EDGAR representation of plot points used in printed graphic as follows:

            ISI Strategy       Wilshire 5000    Consumer Price   Lipper Flexible
                                 Stock Index             Index   Portfolio Funds
                                                                         Average

9/16/97          $10,000            $10,000         $10,000            $10,000
10/31/97           9,850              9,667          10,025              9,769
11/30/97          10,070              9,983          10,019              9,908
12/31/97          10,241             10,168          10,006             10,030
1/31/98           10,331             10,223          10,025             10,097
2/28/98           10,783             10,967          10,043             10,562
3/31/98           11,145             11,516          10,062             10,918
4/30/98           11,215             11,653          10,081             11,011
5/31/98           11,094             11,343          10,099             10,880
6/30/98           11,387             11,741          10,112             11,093
7/31/98           11,224             11,483          10,124             10,956
8/31/98           10,301              9,695          10,136              9,886
9/30/98           10,808             10,328          10,149             10,273
10/31/98          11,226             11,097          10,174             10,727
11/30/98          11,689             11,796          10,174             11,145
12/31/98          12,141             12,550          10,167             11,603
1/31/99           12,453             13,012          10,192             11,842
2/28/99           11,995             12,540          10,205             11,490
3/31/99           12,307             13,024          10,236             11,806
4/30/99           12,683             13,648          10,310             12,153
5/31/99           12,442             13,350          10,310             11,940
6/30/99           12,829             14,041          10,310             12,341
7/31/99           12,524             13,590          10,341             12,137
8/31/99           12,420             13,464          10,366             12,050
9/30/99           12,231             13,112          10,416             11,933
10/31/99          12,662             13,946          10,434             12,283
11/30/99          12,884             14,413          10,440             12,537
12/31/99          13,355             15,507          10,440             13,182
1/31/00           13,041             14,864          10,471             12,825
2/29/00           13,268             15,196          10,534             13,111
3/31/00           13,917             16,099          10,620             13,678
4/30/00           13,461             15,260          10,627             13,323
5/31/00           13,201             14,727          10,639             13,104
6/30/00           13,592             15,377          10,695             13,420
7/31/00           13,504             15,063          10,720             13,301
8/31/00           14,160             16,157          10,720             13,923
9/30/00           13,701             15,403          10,775             13,558
10/31/00          13,614             15,076          10,794             13,429
11/30/00          12,878             13,576          10,800             12,859
12/31/00          13,130             13,818          10,794             13,158
1/31/01           13,468             14,347          10,862             13,389
2/28/01           12,722             12,986          10,906             12,689
3/31/01           12,233             12,112          10,931             12,137
4/30/01           12,680             13,109          10,974             12,699
5/31/01           12,762             13,239          11,028             12,764
6/30/01           12,633             13,018          11,042             12,542
7/31/01           12,639             12,803          11,011             12,493
8/31/01           12,181             12,028          11,011             12,052
9/30/01           11,452             10,947          11,061             11,359
10/31/01          11,770             11,226          11,024             11,587
11/30/01          12,242             12,084          11,005             12,077

-----------------------------------------------------------------------------------------------------------------
                                                   Cumulative Total Returns         Average Annual Total Returns
   Periods Ended                           6 Months   1 Year    3 Years  Since       1 Year    3 Years     Since
   November 30, 2001                                                  Inception(2)                  Inception(2)
-----------------------------------------------------------------------------------------------------------------
 ISI Strategy                               (4.07)%    (4.93)%    4.74%    22.42%    (4.93)%     1.55%     4.93%
-----------------------------------------------------------------------------------------------------------------
 Wilshire 5000 Stock Index(3)               (8.72)%   (10.99)%    2.45%    20.84%   (10.99)%     0.81%     4.64%
-----------------------------------------------------------------------------------------------------------------
 Consumer Price Index(4)                    (0.21)%     1.90%     8.17%    10.05%     1.90%      2.65%     2.32%
-----------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio Funds Average(5) (4.68)%    (5.04)%    9.05%    20.77%    (5.04)%     2.79%     4.52%
-----------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
3 The Wilshire 5000 Stock Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category indicated.

 ADDITIONAL PERFORMANCE INFORMATION


     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

     The SEC standardized total return figures include the impact of the Fund's maximum 4.45% initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the shareholder letter and the Performance Comparison section because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

     These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.




--------------------------------------------------------------------------------
                                            Average Annual Total Returns(1)
   Periods Ended                          1 Year     3 Years      Since
   November 30, 2001                                           Inception(2)
--------------------------------------------------------------------------------
 ISI Strategy                             (9.17)%     0.02%      3.80%
--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2  The Fund's inception date is September 16, 1997.

 ISI STRATEGY FUND,INC.


SCHEDULE OF INVESTMENTS                                        NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--72.89%
1-800 Contacts, Inc.(1)                       100   $    1,439
21st Century Insurance Group                  200        3,628
3Com Corp.(1)                                 100          448
3D Systems Corp.(1)                           175        1,963
A.G. Edwards & Sons, Inc.                     100        4,260
AAR Corp.                                     100          815
Abbott Laboratories                         2,200      121,000
Abercrombie & Fitch Co.--Class A(1)            54        1,296
Accredo Health, Inc.(1)                       100        3,696
Aclara BioSciences, Inc.(1)                   100          505
Activision, Inc.(1)                           450       11,182
Acuity Brands, Inc.                           100          726
Acxiom Corp.(1)                               100        1,292
ADC Telecommunications, Inc.(1)                86          382
Adelphia Communications Corp.--Class A(1)     200        5,022
Adobe Systems, Inc.                           300        9,624
Adtran, Inc.(1)                               100        2,611
Advanced Micro Devices, Inc.(1)               400        5,424
Advent Software, Inc.(1)                      100        5,002
AES Corp.(1)                                  646       10,672
Affiliated Computer Services, Inc.--Class A(1)300       28,014
Aflac, Inc.                                   600       16,440
Agere Systems Inc.--Class A(1)                800        4,128
Agilent Technologies, Inc.(1)                 595       16,226
Air Products & Chemicals, Inc.                250       11,430
AirGate PCS, Inc.(1)                          100        5,250
AK Steel Holding Corp.                        100        1,060
Alamosa Holdings, Inc.(1)                     200        2,790
Albany International Corp.--Class A(1)        208        4,210
Alberto-Culver Co.--Class B                   100        4,352
Albertson's, Inc.                             515       17,283
Alcoa                                       1,032       39,835
Allegheny Energy, Inc.                        100        3,485
Allegheny Technologies, Inc.                  150        2,316
Allegiance Telecom, Inc.(1)                 2,575       20,626
Allergan, Inc.                                400       30,196
Alliance Capital Management Holding LP        200       10,166
Alliant Energy Corp.                          100        2,810
Allied Capital Corp.                          100        2,529
Allied Waste Industries, Inc.(1)              300        3,552
Allmerica Financial Corp.                     100        4,289
Allstate Corp.                                 50        1,712
ALLTEL Corp.                                  367       23,884
Alpharma, Inc.--Class A                       100        2,398
Altera Corp.(1)                               500       11,380
Amazon.com, Inc.(1)                           300        3,396
AMB Property Corp.                            100        2,550

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

AMBAC, Inc.                                   150   $    8,412
AMC Entertainment, Inc.(1)                    100        1,409
Amcore Financial, Inc.                        200        4,496
Amerada Hess Corp.                            800       46,480
Amerco, Inc.(1)                               100        1,813
Ameren Corp.                                  200        8,176
American Eagle Outfitters(1)                  450       10,998
American Electric Power Co., Inc.             440       18,150
American Express Co.                        1,700       55,947
American Home Products Corp.                1,900      114,190
American International Group, Inc.          3,182      262,197
American Management Systems, Inc.(1)          100        1,530
American National Insurance Co.               100        7,902
American Power Conversion Corp.(1)          1,000       13,760
American Standard Co., Inc.(1)                100        6,350
American Water Works Co., Inc.                100        4,125
AmeriCredit Corp.(1)                          100        2,310
AmerisourceBergen Corp.                       422       25,105
Ameritrade Holding Corp.(1)                   100          596
Amgen, Inc.(1)                              1,500       99,645
Amkor Technology, Inc.(1)                     175        2,725
Amsouth Bancorp                               449        8,226
Anadarko Petroleum Corp.                       82        4,256
Analog Devices, Inc.(1)                       400       17,000
Andrx Group(1)                                100        7,382
Anheuser Busch Companies, Inc.              3,500      150,850
Answerthink , Inc.(1)                         100          620
AOL Time Warner, Inc.(1)                    4,800      167,520
AON Corp.                                     350       12,540
Apache Corp.                                1,500       68,985
Apartment Investment & Management Co.          52        2,314
Apogee Enterprises, Inc.                      100        1,545
Apogent Technologies, Inc.(1)                 200        4,880
Apollo Group, Inc.--Class A(1)                150        6,732
Apple Computer, Inc.(1)                       300        6,390
Applebee's International, Inc.                150        5,001
Applera Biosystems Group                      100        3,310
Applica(1)                                    100          795
Applied Materials, Inc.(1)                  1,000       39,750
Applied Micro Circuits Corp.(1)               100        1,363
Apria Healthcare Group, Inc.(1)               100        2,406
Arbitron, Inc.(1)                             400       12,016
Arch Chemicals                                525       11,445
Archer-Daniels-Midland Co.                    644        9,911
Archstone-Smith Trust                         200        5,236
Arden Realty Group                            100        2,575
Area Bankshares Corp.                         300        5,520
AremisSoft Corp.(1)                           100           69

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Argonaut Group, Inc.                          200   $    3,460
Ariba, Inc.(1)                                100          428
Arris Group, Inc.(1)                          100          810
Arrow Electronics, Inc.(1)                    300        8,256
Arrow International, Inc.                     100        3,784
Ascential Software Corp.(1)                   100          412
Ashland, Inc.                                 500       21,325
Associated Banc-Corp.                         110        3,770
Associated Estates Realty Corp.               100          894
Astoria Financial Corp.                       100        4,967
Asyst Technologies, Inc.(1)                   100        1,116
AT&T Corp.                                  5,103       89,251
AT&T Wireless Services, Inc.(1)             2,366       33,053
Atmel Corp.(1)                                725        5,981
Audiovox Corp.(1)                             100          721
Automatic Data Processing, Inc.               700       38,822
Autonation, Inc.(1)                         1,000       11,060
Autozone, Inc.(1)                           1,300       87,490
AvalonBay Communities, Inc.                   100        4,835
Avanex Corp.(1)                             1,900       13,794
Avant! Corp.(1)                               200        2,062
Avaya, Inc.(1)                                406        4,616
Avery Dennison Corp.                          100        5,398
Avici Systems, Inc.(1)                        600        1,710
Avid Technology, Inc.(1)                      300        3,162
Avnet, Inc.                                   100        2,375
Avon Products, Inc.                           300       14,322
AVX Corp.                                     200        4,160
Baldor Electric Co.                           200        4,104
Ball Corp.                                    100        6,852
BancorpSouth, Inc.                            200        3,088
Bancwest Corp.                                100        3,476
Bank of America                             5,723      351,278
Bank of New York Co., Inc. (The)              900       35,316
Banknorth Group, Inc.                         200        4,342
Bard, C.R., Inc.                            1,000       63,080
Barnes & Noble, Inc.(1)                       100        3,090
Bausch & Lomb, Inc.                           100        3,325
Baxter International, Inc.                    640       33,280
BB&T Corp.                                    495       16,904
BEA Systems, Inc.(1)                          350        5,876
Bear Stearns Co., Inc.                        120        6,900
Beckman Coulter                               100        4,190
Becton, Dickinson & Co.                       300       10,161
Bed, Bath & Beyond, Inc.(1)                   400       12,988
BellSouth Corp.                             2,000       77,000
Belo, (A.H.) Corp.--Class A                 3,400       60,792

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

Berkshire Hathaway, Inc.--Class A(1)            2   $  140,000
Best Buy Co., Inc.(1)                         300       21,417
Beverly Enterprises, Inc.(1)                  100          910
Big Lots1                                      82          771
Bio-Technology General Corp.(1)               100          838
Biogen, Inc.(1)                               200       11,782
BioMarin Pharmaceutical(1)                    100        1,200
Biomet, Inc.                                  375       10,496
Bisys Group, Inc.(1)                          100        5,884
BJ Services Co.(1)                            100        2,786
BJ's Wholesale Club, Inc.(1)                  100        4,500
Black & Decker Corp.                          800       29,632
BMC Software, Inc.(1)                         300        5,025
Boeing Co.                                    975       34,222
Boston Properties, Inc.                       100        3,720
Boston Scientific Corp.(1)                  1,300       34,580
Bowater, Inc.                                 100        4,809
Brady Corp.--Class A                          100        3,195
Brightpoint, Inc.(1)                          100          320
Brinker International, Inc.(1)                350        9,800
Bristol-Myers Squibb Co.                    3,500      188,160
Broadcom Corp.--Class A(1)                    700       30,793
Brocade Communications(1)                     300        9,840
Brown-Forman Corp.--Class B                   100        6,090
Brunswick Corp.                               700       13,790
Burlington Northern Corp.                     500       14,655
Burlington Resources, Inc.                    200        7,028
Burnham Pacific Properties, Inc.              100          485
Cablevision Systems Corp.--Class B(1)         100        4,204
Cabot Corp.                                   100        3,631
CACI International, Inc.--Class A(1)          200       14,794
Cadence Design Systems, Inc.(1)               300        7,155
Calpine Corp.(1)                              300        6,468
Caminus Corp.(1)                              100        1,840
Campbell Soup                                 500       14,655
Capital One Financial Corp.                   200       10,006
Captaris, Inc.(1)                           6,400       18,880
Caraustar Industries, Inc.                     25          169
Cardinal Health, Inc.                         649       44,340
Caremark Rx, Inc.(1)                          200        3,000
Carnival Corp.--Class A                       700       18,277
CarrAmerica Realty Corp.                      100        2,890
Casella Waste Systems, Inc.(1)                200        2,556
Catellus Development Corp.(1)                 200        3,570
Caterpillar, Inc.                             400       18,968
CDW Computer Centers(1)                       325       17,748
Cendant Corp.(1)                            2,305       39,277
Centex Corp.                                  100        4,519


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)


CenturyTel, Inc.                              125   $    4,225
Ceridian Corp.(1)                             400        7,320
Certegy, Inc.(1)                              100        2,942
Champion Enterprises, Inc.(1)                 100        1,207
Charles River Laboratories
   International, Inc.(1)                     100        3,315
Charles Schwab Corp.                        1,150       16,514
Charlotte Russe Holding, Inc.(1)              100        1,780
Charter Communications(1)                     725       11,150
Charter One Financial                         253        6,970
Checkpoint System, Inc.(1)                    100        1,057
ChevronTexaco Corp.                         1,562      132,786
Children's Place Retail Stores, Inc.(1)       100        3,490
Chiron Corp.(1)                               400       17,368
Choice Hotels International , Inc.(1)         100        1,835
Choicepoint, Inc.(1)                          300       14,130
Chubb Corp. (The)                             300       21,018
Ciber, Inc.(1)                                100          766
CIENA Corp.(1)                                100        1,775
Cigna Corp.(1)                                300       27,369
Cima Labs, Inc.(1)                            600       20,760
Cincinnati Financial Corp.                    200        7,718
Cinergy                                       200        5,896
Cintas Corp.                                  200        8,548
Circuit City Stores, Inc.                     300        5,265
Cisco Systems, Inc.(1)                      8,485      173,518
Citigroup, Inc.                             9,995      478,760
Citizen Communication(1)                      100          979
Citizens Banking Corp.                        100        3,208
City National Corp.                           100        4,355
Clarcor, Inc.                                 200        5,372
Clayton Homes, Inc.                           225        3,195
Clear Channel Communications, Inc.(1)         389       18,178
Clorox Co.                                    268       10,591
Closure Medical Corp.(1)                      100        2,200
CMGI, Inc.(1)                                 226          472
CMS Energy Corp.                              200        4,606
CNET Networks1                                 67          502
CNF Transportation                            100        2,543
Coca-Cola Co.                               3,200      150,272
Coca-Cola Enterprises, Inc.                   500        8,725
Cognex Corp.(1)                               200        4,480
Coinstar, Inc.(1)                             100        2,383
Colgate-Palmolive Co.                         700       40,852
Colonial Bancgroup                            200        2,650
Comcast Corp.--Class A Special(1)           1,040       39,520
Comerica, Inc.                                250       12,840

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

Commerce Bancorp, Inc.                        300   $   22,425
Commerce Bancshares, Inc.                     121        4,557
Commerce One(1)                               100          315
Commscope, Inc.(1)                            100        1,972
Community First Bankshares, Inc.               50        1,227
Community Health Systems(1)                   100        2,561
Compaq Computer Corp.                       1,789       18,158
Compass Bancshares, Inc.                      150        4,054
Computer Associates International, Inc.       206        6,854
Computer Network Technology
   Corp.(1)                                   100        1,875
Computer Sciences Corp.(1)                    700       33,355
Compuware Corp.(1)                            200        2,224
Comverse Technology(1)                        300        6,417
Conagra, Inc.                                 609       13,989
Concord EFS, Inc.(1)                          550       16,489
Conexant Systems(1)                           475        7,073
Conoco, Inc.                                  175        4,790
Conseco, Inc.(1)                              483        2,043
CONSOL Energy, Inc.                           100        2,200
Consolidated Edison                           300       11,586
Consolidated Graphics, Inc.(1)                 25          454
Constellation Brands, Inc.(1)                 200        7,580
Constellation Energy Group                    200        4,750
Continental Airlines, Inc.--Class B(1)        100        2,298
Convergys Corp.(1)                            600       19,938
Cooper Industries, Inc.                       200        8,170
Coors (Adolph) Co.--Class B                   100        5,703
COR Therapeutics, Inc.(1)                     100        2,100
Corn Products International, Inc.             100        3,255
CoStar Group, Inc.(1)                         300        5,811
Costco Wholesale Corp.(1)                     500       20,440
Countrywide Credit Industries, Inc.           100        4,248
Covance, Inc.(1)                              200        4,000
Coventry Health Care, Inc.(1)                 200        4,196
Cox Communications--Class A(1)              2,446       95,272
Crane Co.                                     100        2,370
Credence Systems Corp.(1)                     575        9,539
Credit Acceptance Corp.(1)                    100          900
Crescent Real Estate Equities Co.             200        3,480
Crompton Corp.                                 92          736
Cross (A.T.) Co.--Class A(1)                  100          530
Crown Cork & Seal Co., Inc.(1)                100          101
CSG Systems International, Inc(1)             100        3,095
CSK Auto Corp.(1)                             100          844
CSX Corp.                                   2,750      102,850
Cullen/Frost Bankers, Inc.                    100        2,815
Cummins Engine Co., Inc.                      100        3,626


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)


Curtiss-Wright Corp.--Class B                   7   $      276
CVS Corp.                                     462       12,451
Cyberonics, Inc.(1)                           100        2,445
Cymer, Inc.(1)                                100        2,355
Cypress Semiconductor Corp.(1)                575       13,236
Cytec Industries, Inc.(1)                     100        2,559
Cytyc Corp.(1)                              1,400       34,216
D.R. Horton, Inc.                             140        3,923
Dana Corp.                                    685        9,384
Danaher Corp.                                 129        7,566
Darden Restaurants, Inc.                      200        6,148
DaVita, Inc.(1)                               200        4,530
Davox Corp.(1)                                200        1,800
Dean Foods Corp.                              100        4,580
Deere & Co.                                   300       11,997
Dell Computer Corp.(1)                      3,600      100,548
Delphi Automotive Systems                   1,938       26,589
Delta & Pine Land Co.                         100        2,122
Delta Air Lines, Inc.                         300        8,694
Deltagen, Inc.(1)                              50          464
Deluxe Corp.                                  100        3,952
Dentsply International                        100        4,657
Devon Energy Corp.                             32        1,100
DeVry, Inc.(1)                                100        2,599
Diagnostic Products Corp.                     100        4,341
Diamond Offshore Drilling, Inc.               100        2,770
DiamondCluster International, Inc.(1)          50          500
Dianon Systems, Inc.(1)                       200        9,680
Diebold, Inc.                                 300       11,637
Digi International, Inc.(1)                   400        2,176
Digitalthink, Inc.(1)                       1,400       11,788
Dime Bancorp, Inc.                            200        6,904
DMC Stratex Networks, Inc.(1)               1,550       10,803
Dole Food, Inc.                               100        2,355
Dollar General Corp.                          438        5,913
Dollar Tree Stores, Inc.(1)                   150        4,206
Dominion Resources, Inc.                      106        6,211
Donaldson Co., Inc.                           100        3,640
DoubleClick, Inc.(1)                           59          533
Dover Corp.                                   200        7,372
Dow Chemical Co.                            1,122       42,075
Dow Jones & Co., Inc.                         100        5,062
DPL, Inc.                                     200        4,700
DQE, Inc.                                     775       13,655
Dril-Quip, Inc.(1)                            100        1,932
DST Systems(1)                                100        4,770
DTE Energy Co.                                200        8,260

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

Duke Power Co.                              1,000   $   36,150
Duke Realty Investments, Inc.                 200        4,912
Dun & Bradstreet New(1)                       500       17,130
Dupont, (E.I.) de Nemours & Co.             3,700      164,058
Durect Corp.(1)                               100        1,121
Dyax Corp.(1)                                 300        3,534
Dynegy, Inc.                                  362       10,987
E*TRADE Group, Inc.(1)                        100          800
Eastman Chemical Co.                          300       11,511
Eastman Kodak Co.                             800       24,216
Eaton Corp.                                   200       13,922
Eaton Vance Corp.                             100        3,228
Echostar Communications Corp.(1)              300        7,941
Eclipsys Corp.(1)                             100        1,486
Ecolab, Inc.                                  100        3,740
Eden Bioscience Corp.(1)                      200          850
Edison International, Inc.(1)                 250        3,775
Edison Schools, Inc.(1)                       500        9,720
Edwards Lifescience(1)                        180        4,545
eFunds Corp.(1)                               380        5,700
EGL, Inc.(1)                                  100        1,507
Elan Contingent Value Rights(1)               100           14
Electro Scientific Industries, Inc.(1)        100        2,835
Electronic Data Systems Corp.                 600       41,532
Eli Lilly & Co.                             1,700      140,539
EMC Corp.(1)                                2,900       48,691
Emerson Electric Co.                          500       27,030
Emisphere Technologies, Inc.(1)               100        2,850
Encore Acquisition Co.                      1,700       22,916
Endo Pharmaceuticals Holdings, Inc.(1)        100          949
Energizer Holdings(1)                         566       10,471
Energy East Corp.                             200        3,642
Energy Partners Ltd.(1)                       100          617
Engelhard Corp.                               200        5,590
Enron Corp.                                   100           26
Enterasys Networks, Inc.(1)                   500        4,955
Entercom Communications Corp.(1)              200        8,846
Entergy                                       300       11,070
EOG Resources, Inc.                           100        3,498
Equifax, Inc.                                 200        4,978
Equity Office Properties Trust                534       15,913
Equity Residential Properties Trust           400       11,580
ESS Technology, Inc.(1)                       100        1,880
Estee Lauder Co--Class A                      100        3,337
Ethan Allen Interiors, Inc.                   100        3,688
Exelixis, Inc.(1)                             800       12,680
Exelon Corp.                                  362       16,149
Expeditors International Washington, Inc.     100        5,001


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


Express Scripts, Inc.(1)                      100   $    4,110
Extreme Networks(1)                           300        4,749
Exult, Inc.(1)                                250        4,070
Exxon Mobil Corp.                           8,204      306,830
Family Dollar Stores, Inc.(1)                 200        5,960
Fannie Mae                                  5,100      400,860
Federated Department Stores(1)                200        7,400
Federated Investors, Inc.--Class B            150        4,410
Fedex Corp.(1)                                400       18,344
Fidelity National Financial, Inc.             110        2,498
Fifth Third Bancorp                            19        1,142
First American Corp.                          100        1,785
First Consulting Group, Inc.(1)               800       11,080
First Data Corp.                              500       36,620
First Financial Corp.--Indiana                100        4,123
First Health Group Corp.(1)                   200        4,810
First Midwest Bancorp, Inc.                   100        3,356
First Niagara Financial Group, Inc.           200        3,260
First Place Financial Corp.                   100        1,624
First Tennessee National Corp.                100        3,598
First Virginia Banks, Inc.                    400       19,096
FirstEnergy Corp.                             300       10,134
FirstMerit Corp.                              100        2,530
Fiserv, Inc.(1)                               337       13,163
Fisher Scientific International, Inc.(1)      100        2,725
Flagstar Bancorp, Inc.                        150        3,297
Fleet Boston Financial Corp.                1,396       51,303
Fleming Companies, Inc.                       100        2,590
FLIR Systems, Inc.(1)                         300       12,045
Flower Foods(1)                                40        1,674
Fluor Corp.                                   100        3,785
Flushing Financial Corp.                      225        3,487
FMC Corp.(1)                                  100        5,355
Foot Locker, Inc.                             400        6,456
Ford Motor Co.                              2,322       43,979
Forest Laboratories, Inc.(1)                  300       21,240
Fortune Brands, Inc.                          600       23,562
Fossil, Inc.(1)                               150        3,262
Foster Wheeler(1)                             100          528
Fox Entertainment Group(1)                    100        2,552
FPL Group, Inc.                               200       11,080
Franklin Resources, Inc.                      300       10,725
Freddie Mac                                   900       59,553
Freeport-McMoran Copper & Gold--
   Class B(1)                                 100        1,335
FuelCell Energy, Inc.(1)                      100        1,572
Furniture Brands International, Inc.(1)       100        2,625

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
Gannett Company, Inc.                       1,200   $   83,340
Gap, Inc.                                     975       12,899
Gartner Group--Class B(1)                      77          724
GATX Corp.                                    100        2,817
Gaylord Entertainment Co.(1)                  100        2,341
GBC Bancorp                                   100        2,706
Gemstar-TV Guide(1)                           200        5,546
Genencor International, Inc.                1,200       20,388
Genentech(1)                                  200       11,490
General Cable Corp.                           600        7,200
General Dynamics Corp.                        400       33,260
General Electric Co.                       14,078      542,003
General Mills, Inc.                           300       14,805
General Motors Corp.                          600       29,820
General Motors Corp.--Class H1              2,100       30,240
GenesisIntermedia(1,2)                        600        3,540
Gentiva Health Services, Inc.(1)              400        8,172
Genuine Parts Co.                           2,000       67,400
Genzyme Corp.(1)                              200       10,924
Georgia-Pacific Corp.                         279        8,945
Gerber Scientific, Inc.(1)                    100          990
Getty Images, Inc.(1)                         100        1,985
Glatfelter                                    100        1,464
Glenborough Realty Trust, Inc.                200        3,626
Glimcher Realty Trust                         300        5,544
Global Industries, Ltd.(1)                    100          641
Global Payments                                80        2,672
GlobalSantaFe Corp                            366        8,857
Globespan1                                    100        1,302
Golden State Bancorp, Inc.                    200        4,974
Golden State Bancorp-Litigation Warrant(1)    100          127
Golden West Financial Corp.                   200       10,340
Goldman Sachs Group                           300       26,670
Goodrich (B.F.) Co.                           122        2,973
Goodyear Tire & Rubber Co.                    725       16,240
Graco, Inc.                                   150        5,220
Grainger (W.W.), Inc.                         100        4,680
Grant Prideco(1)                              100          885
Great Atlantic & Pacific Tea Co., Inc.(1)     200        4,790
Great Lakes Chemical Corp.                    100        2,442
Great Plains Energy, Inc.                     100        2,401
GreenPoint Financial Corp.                    100        3,584
Guidant Corp.                               1,200       58,572
Gulfmark Offshore, Inc.(1)                     25          674
H & R Block, Inc.                           1,300       51,792
Haemonetics Corp.(1)                          100        4,050
Hain Celestial Group, Inc.(1)                 100        2,636
Halliburton Co.                               100        2,143


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


Harley-Davidson, Inc.                         300   $   15,774
Harman International Industries, Inc.         100        4,267
Harrah's Entertainment(1)                     200        6,446
Harris Corp.                                  100        3,190
Harsco Corp.                                  100        3,338
Harte-Hanks Communications, Inc.              100        2,500
Hartford Financial Services Group, Inc.       300       17,760
Hasbro, Inc.                                1,500       24,675
HCA Healthcare Co.                            700       27,153
Health Care Property Investors, Inc.          100        3,714
Health Management Associates, Inc.(1)         250        4,877
Health Net(1)                               1,000       20,000
Healthsouth Corp.(1)                        3,200       47,104
Heidrick & Struggles International(1)         200        3,358
Heinz, (H.J.) Co.                             400       15,248
Helmerich and Payne                           100        2,817
Herman Miller, Inc.                           100        2,186
Hershey Foods Corp.                           200       13,092
Hewlett-Packard Co.                         2,500       54,975
Hexcel Corp.(1)                               100          258
Hibernia Corp.--Class A                       200        3,276
Hillenbrand Industries, Inc.                  100        5,264
Hilton Hotels Corp.                           312        3,089
Hispanic Broadcasting Corp.(1)                200        4,370
HNC Software, Inc.(1)                         200        4,300
Hollinger International                       100        1,085
Home Depot, Inc.                            2,975      138,813
Homestore.com1                                100          366
Honeywell International, Inc.                 175        5,799
Hormel Foods Corp.                            200        5,008
Hotel Reservations Network, Inc.(1)           300       10,386
HotJobs.com Ltd.(1)                           300        2,115
Household International, Inc.                 506       29,849
Hudson United Bancorp                         113        2,994
Human Genome Sciences, Inc.(1)                100        4,251
Humana, Inc.(1)                               100        1,258
Hunt (J.B.) Transport Services, Inc.(1)       100        1,790
Huntington Bancshares, Inc.                   186        3,011
Hutchinson Technology, Inc.(1)                400        8,388
Hydril Co.(1)                                 100        1,937
I-Stat Corp.(1)                               200        1,260
I2 Technologies, Inc.(1)                       10           57
IBM Corp.                                   2,700      312,093
ICN Pharmaceuticals, Inc.                     200        5,956
IDEXX Laboratories, Inc.(1)                   100        2,900
IDX Systems Corp.(1)                          100        1,285
Illinois Tool Works, Inc.                     380       23,313

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
Imagestics International, Inc.                 24   $      362
Immunex Corp.(1)                              100        2,700
Immunogen, Inc.(1)                            800       13,176
IMS Health                                    400        8,192
Independent Bank East(1)                      180        4,932
Indus International(1)                        500        3,525
IndyMac Bancorp, Inc.(1)                      100        2,269
Infonet Services(1)                           100          178
Information Resources, Inc.(1)                100          816
Infospace.com, Inc.(1)                      2,400        4,896
InfoUSA, Inc.(1)                            1,575        8,820
Ingersoll-Rand Co.                            200        8,378
Ingram Micro, Inc.--Class A(1)                700       10,780
Inktomi Corp.(1)                              150          748
Input/Output, Inc.(1)                         450        3,510
Inrange Technologies Corp.--Class B(1)      1,000        6,750
Insight Communications(1)                     100        1,995
Insight Enterprises, Inc.(1)                  100        1,985
Integra Bank Corp.                             26          533
Integrated Device Technology, Inc.(1)         600       17,688
Integrated Electrical Services(1)             100          408
Intel Corp.                                 9,072      296,292
Interactive Data Corp.(1)                     800       10,736
Interdigital Communications Corp.(1)          100          931
Interface, Inc.--Class A                      100          496
Intergrated Silicon Solutions                 100        1,162
Interlogix, Inc.                              100        2,550
Internap Network Services(1)                1,550        1,736
International Flavors & Fragrances, Inc.(1) 1,000       33,715
International Game Technology(1)              100        6,199
International Paper Co.                        43        1,718
International Rectifier Corp.(1)              200        6,692
Interpool, Inc.                               200        3,200
Interpublic Group of Cos., Inc.               610       17,769
Interstate Hotels Corp.(1)                      1            2
Intimate Brands                               540        7,749
Intuit1                                        75        3,292
Invacare Corp.                                100        3,540
Invitrogen Corp.(1)                           100        6,825
Iomega Corp.(1)                             2,740       18,632
Iron Mountain1                                300       12,990
IRT Property Co.                              100        1,090
iStar Financial(1)                            100        2,536
Itron, Inc.(1)                                100        2,825
ITT Industries                                100        4,904
IVAX Corp.(1)                                 250        5,150
J. D. Edwards & Co.(1)                        100        1,319
J.C. Penney Co., Inc.                         400       10,136


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


Jabil Circuit, Inc.(1)                        200   $    5,260
JDS Uniphase Corp.(1)                       1,800       18,144
Jefferson-Pilot Corp.                         225       10,012
JLG Industries, Inc.                          100          955
JNI Corp.(1)                                  200        1,858
Jo-Ann Stores, Inc.--Class A                  100          680
John Hancock Financial                        400       15,736
John Nuveen & Co., Inc.--Class A              150        7,425
Johnson & Johnson                           4,379      255,077
Johnson Controls, Inc.                        200       15,904
Jones Apparel Group, Inc.(1)                  100        3,122
JP Morgan Chase & Co.                       2,690      101,467
Juniper Networks(1)                           100        2,458
Kaydon Corp.                                  100        2,040
KB Homes                                      100        3,362
Keane, Inc.(1)                                100        1,675
Kellogg Co.                                   500       14,745
Kelly Services, Inc.--Class A                 300        6,333
Kemet Corp.(1)                              1,200       20,280
Kendle International, Inc.(1)                 100        1,650
Kerr-McGee Corp.                               73        3,835
Key3media Group(1)                            100          459
KeyCorp                                       500       11,450
Keyspan Energy Corp.                          188        6,228
Kilroy Realty Corp.                           100        2,495
Kimball International, Inc.--Class B          200        2,842
Kimberly Clark Corp.                          644       37,461
Kimco Realty Corp.                            100        4,960
King Pharmaceuticals(1)                       249        9,920
KLA-Tencor Corp.(1)                           200       10,046
Kmart Corp.(1)                                100          610
Knight Trading Group(1)                       600        6,984
Knight-Ridder, Inc.                           100        6,060
Kohls Corp.(1)                                400       27,140
Kosan Biosciences, Inc.                     1,000        7,550
KPMG Consulting, Inc.                         500        8,270
Kroger Co.(1)                               1,000       25,320
Kulicke & Soffa Industries, Inc.(1)           100        1,571
La Quinta Properties, Inc.(1)                  55          336
La-Z-Boy Chair Co.                            218        4,578
LaBranche & Co., Inc.(1)                      100        3,125
Lafarge Corp.                                 200        7,326
Lam Research Corp.(1)                         575       12,604
Lamar Advertising Co.(1)                      200        7,410
Lancaster Colony Corp.(1)                     100        3,344
LandAmerica Financial Group, Inc.             200        4,900
Landry's Seafood Restaurants, Inc.            300        5,895

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
Lands' End, Inc.(1)                           100   $    4,595
Lantronix, Inc.(1)                          2,600       14,950
Lattice Semiconductor Corp.(1)                575       11,166
Lawson Products, Inc.                         100        2,668
Leap Wireless International(1)                175        3,145
Lear Corp.(1)                                 400       14,300
Lee Enterprises, Inc.                         100        3,525
Legg Mason, Inc.                              100        4,725
Leggett & Platt, Inc.                         200        4,328
Lehman Brothers, Inc.                         300       19,845
Lennar Corp.                                  100        3,720
Leucadia National Corp.                       100        2,684
Level 3 Communications, Inc.(1)               200        1,116
Lexicon Genetics, Inc.(1)                     100        1,005
Lexmark International Group, Inc.--
   Class A(1)                                 100        5,167
Liberty Financial Companies, Inc.             100        3,337
Liberty Media Corp.(1)                      3,500       46,025
Liberty Property Trust                        100        2,904
LifePoint Hospitals(1)                         56        1,902
Limited, Inc.                                 600        8,352
Lincare Holdings, Inc.(1)                     200        5,944
Lincoln National Corp.                        200        9,540
Lindsay Manufacturer Co.                      150        2,813
Linear Technology Corp.                     1,175       48,210
Littlefuse, Inc.(1)                           100        2,470
Liz Claiborne, Inc.                           100        4,998
Lockheed Martin Corp.                         500       23,225
Loews Corp.                                   500       28,415
Longs Drug Stores, Inc.                       100        2,291
Longview Fibre Co.                            100        1,190
Lowe's Cos., Inc.                           1,000       45,310
LSI Logic Corp.(1)                            833       13,536
LTX Corp.(1)                                  100        2,129
Lubrizol Corp.                                100        3,189
Lucent Technologies, Inc.(1)                2,403       17,590
Luminent, Inc.(1)                           1,800        3,600
Lyondell Petrochemical Co.                    200        2,840
M&T Bank Corp.                                212       14,946
Mail-Well, Inc.(1)                             50          198
Manor Care(1)                               1,500       35,025
Manpower, Inc.                                300        9,771
Mapinfo Corp.(1)                              100        1,381
MarchFIRST, Inc.(1)                           186           --
Marriott International--Class A               300       11,286
Marsh and McLennan                            500       53,485
Marshall & Ilsley Corp.                       100        6,143
Martin Marietta Materials, Inc.               100        4,250


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


Masco Corp.                                   600   $   12,558
Mattel, Inc.                                  320        5,891
Maxim Integrated Products, Inc.(1)            365       20,006
Maxtor Corp.(1)                             1,000        5,900
Maxxam, Inc.(1)                               200        3,800
May Department Stores Co.                   1,800       64,512
Maytag Corp.                                  100        2,893
MBIA, Inc.                                    150        7,640
MBNA Corp.                                  1,000       32,240
McClatchy Newspapers, Inc.                    100        4,496
McCormick & Co., Inc.                         100        4,300
McData Corp.(1)                               106        2,662
McDonald's Corp.                            1,600       42,944
McGraw-Hill, Inc.                             200       11,300
McKesson Corp.                              1,159       43,196
MCSi, Inc.(1)                                 300        6,225
MDU Resources Group, Inc.                     100        2,456
Mead Corp.                                    100        3,092
Medimmune, Inc.(1)                            200        8,808
MedQuist, Inc.(1)                             100        2,408
Medtronic, Inc.                             1,520       71,866
Mellon Financial Corp.                        600       22,434
MemberWorks, Inc.(1)                          100        1,032
Men's Wearhouse, Inc.(1)                      100        1,917
Mentor Corp. MN                               100        2,831
Mercantile Bankshares Corp.                   100        4,141
Merck & Co., Inc.                           3,500      237,125
Mercury General Corp.(1)                      100        4,375
Mercury Interactive Corp.(1)                  300        9,237
Meredith Corp.                                100        3,410
Meristar Hospitality Corp.                    100        1,319
Merrill Lynch & Co., Inc.                   1,000       50,090
Metlife, Inc.                                 900       24,687
Metris Companies, Inc.                        300        6,225
Metro One Telecommunications(1)               250        8,595
Metro-Goldwyn-Mayer, Inc.(1)                  700       12,481
Metromedia Fiber Network, Inc.(1)           1,850        1,036
MGIC Investment Corp.                         100        5,855
MGM Grand, Inc.(1)                             66        1,739
Microchip Technology, Inc.(1)                 425       15,347
MicroFinancial, Inc.                          100          989
Micron Technology, Inc.(1)                  1,300       35,308
Microsoft Corp.(1)                          7,045      452,359
Mid Atlantic Medical Services, Inc.(1)        200        4,058
Millennium Pharmaceuticals(1)                 100        3,409
Millipore Corp.                               225       13,433
Minnesota Mining & Manufacturing Co.          475       54,426

                                                        MARKET
                                           SHARES       VALUE
--------------------------------------------------------------------------------
Mirant Corp.(1)                               718   $   17,526
Mississippi Chemical Corp.(1)                 100          323
Mitchell Energy & Development Corp.--
   Class A                                    100        5,048
Modis Professional Services(1)                100          575
Mohawk Industries, Inc.(1)                    100        4,586
Molecular Devices Corp.(1)                    200        4,006
Molex, Inc.                                   250        7,185
Mondavi (Robert) Corp.--Class A(1)            100        3,504
Monsanto Co.                                  100        3,370
Montana Power Co.(1)                          100          477
MONY Group, Inc.                              100        3,132
Moog, Inc.(1)                                 150        3,102
Morgan Stanley Dean Witter & Co.            2,100      116,550
Motorola, Inc.                              2,645       44,013
Murphy Oil Corp.                              900       64,719
Mylan Laboratories                            600       20,688
Myriad Genetics, Inc.(1)                      100        5,689
Nabors Industries, Inc.(1)                    200        6,300
Nash Finch Co.                                100        2,486
National City Corp.                           740       20,720
National Health Investors, Inc.(1)            100        1,292
National Info. Consortium(1)                4,400       14,520
National Semiconductor Corp.(1)             1,100       33,143
National Service Industries, Inc.             100          866
National-Oilwell, Inc.(1)                     100        1,674
Nationwide Financial Services, Inc.           100        3,850
Navigant Consulting Co.(1)                    100          398
Navistar International Corp.(1)               100        3,659
NCO Group, Inc.(1)                            100        1,737
NCR Corp.(1)                                  100        3,843
NDCHealth Corp.                               100        3,295
Neiman Marcus Group--Class A                  100        2,935
Nelson (Thomas), Inc.                         100          910
Neopharm, Inc.(1)                             110        2,134
NETIQ Corp.(1)                                175        5,917
Netro Corp.(1)                              3,500       13,125
Network Associates, Inc.(1)                    50        1,148
Network Equipment Technologies, Inc.(1)       525        1,628
Neuberger Berman, Inc.                        150        5,937
New Focus, Inc.(1)                            100          404
New Jersey Resources Corp.(1)                 100        4,695
New York Times Co.--Class A                   200        9,090
Newell Rubbermaid, Inc.                     2,636       67,613
Newmont Mining Corp.                          205        4,032
Next Level Communications1                  1,900        8,170
Nextel Communications, Inc.--Class A(1)     1,400       15,008
Nextel Partners, Inc.(1)                    1,400       13,468

                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


Niagara Mohawk Holdings(1)                    300   $    5,322
Nicor                                         100        3,897
Nike, Inc.                                    300       15,897
NiSource                                       76        1,588
NL Industries, Inc.                           100        1,428
Noble Affiliates, Inc.                        100        3,270
Noble Drilling Corp.(1)                       100        2,950
Nordstrom, Inc.                               200        3,786
Norfolk Southern Corp.                        500        9,695
North Fork BanCorp, Inc.                      150        4,544
Northeast Utilities                           200        3,480
Northern Trust Corp.                          300       17,352
Northrop Grumman Corp.                        200       18,776
Northwest Bancorp, Inc.                       100        1,080
Northwest Natural Gas Co.                     100        2,445
Novell, Inc.(1)                               691        2,944
Novellus Systems, Inc.(1)                     200        7,614
NTELOS, Inc.(1)                               100        1,237
NTL, Inc.(1)                                  156          289
Nucor Corp.                                   100        4,948
Numerical Technologies, Inc.(1)               150        3,993
Nyfix, Inc.(1)                                100        2,091
Oakley, Inc.(1)                               200        2,610
Occidental Petroleum Corp.                    500       12,500
Ocean Energy, Inc.                            200        3,544
Ocwen Financial Corp.(1)                      100          741
Office Depot, Inc.(1)                         500        8,075
OfficeMax1                                    100          307
Ohio Casualty Corp.(1)                        300        4,470
Old National Bancorp                          172        4,310
Old Republic International Corp.              300        8,055
Omnicare, Inc.                                100        2,138
Omnicom Group , Inc.                          400       34,344
ON Semiconductor Corp.(1)                   4,700        7,661
Openwave Systems, Inc.(1)                     161        1,763
Oracle Systems Corp.(1)                    13,400      188,002
Orion Power Holdings(1)                       100        2,600
Orthodontic Centers of America, Inc.(1)       100        2,824
Outback Steakhouse(1)                         250        7,780
Overture Services, Inc.(1)                    375        9,581
Owens-Illinois, Inc.(1)                       100          822
Oxford Health Plan(1)                         100        2,881
Paccar, Inc.                                  100        6,086
Pacific Century Financial Corp.             4,700      118,440
Pacificare Health Systems, Inc.--Class A(1) 1,625       28,519
Pactiv Corp.(1)                               100        1,750
Pall Corp.                                    300        6,906

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
Parametric Technology Corp.(1)                100   $      875
Park Place Entertainment(1)                   100          840
Parker-Hannifin Corp.                         100        4,105
Pathmark Stores, Inc.(1)                      600       14,520
Patterson Dental Co.(1)                       100        3,833
Paxson Communications Corp.                   225        2,102
Paychex, Inc.                                  62        2,171
Payless Shoesource, Inc.(1)                   100        5,531
PEC Solutions, Inc.(1)                        600       21,594
Pegasus Communications Corp.(1)             1,100       11,726
Pegasus Solutions, Inc.(1)                    100        1,305
Penford Corp.                                 100        1,229
Pennsylvania Real Estate Investment Trust     100        2,275
Penwest Pharmaceuticals Co.(1)                 50          851
Peoples Bank of Bridgeport                    100        2,132
Peoplesoft, Inc.(1)                            25          873
Pep Boys (Manny Moe & Jack)                   100        1,660
Pepsi Bottling Group, Inc.(1)                 100        4,445
PepsiAmericas                                 200        2,514
Pepsico, Inc.                               2,460      119,630
Per-Se Technologies, Inc.(1)                  800        6,984
PerkinElmer, Inc.(1)                           23          647
Perot Systems(1)                              200        3,670
Perrigo(1)                                    100        1,247
PETsMART, Inc.(1)                             100          877
Pfizer, Inc.                                8,744      378,703
PG & E Corp.(1)                               300        5,490
Pharmacia Corp.                             1,600       71,040
Pharmacopeia, Inc.(1)                         200        2,968
Phelps Dodge Corp.(1)                         136        4,873
Philip Morris Companies, Inc.               3,375      159,199
Phillips Petroleum Co.                        380       21,139
Photronics, Inc.(1)                           250        6,640
Piedmont Natural Gas Co., Inc.                100        3,360
Pier 1 Imports, Inc.                          100        1,446
Pinnacle West Capital Corp.                   100        4,175
Pioneer Standard Electronics                2,500       28,200
Pitney Bowes, Inc.                            300       12,082
Playboy Enterprises, Inc.--Class B(1)         100        1,465
Playtex Products, Inc.(1)                     100          997
Plum Creek Timber Company, Inc.               202        5,731
PMI Group                                     100        6,315
PNC Financial Services Group, Inc.            400       23,180
Polaris Industries, Inc.                      100        5,295
Polycom, Inc.(1)                              382       13,190
PolyMedica Corp.                              100        2,300
Polyone Corp. W/I                             200        2,010
Popular, Inc.                                 200        5,734


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


Potomac Electric Power Co.                    200   $    4,222
Powerwave Technologies, Inc.(1)                75        1,264
PPG Industries, Inc.                          200       10,754
PPL Corp.                                     100        3,557
Praxair, Inc.                                 200       10,584
Pre-Paid Legal Services, Inc.(1)              100        1,910
Precision Castparts Corp.                     100        2,575
Presidential Life Corp.                       300        5,901
PRI Automation, Inc.(1)                       700       13,097
Price Communications Corp.(1)                 127        2,330
Priceline.com, Inc.(1)                        100          420
Pride International, Inc.                     100        1,280
Primedia, Inc.(1)                           1,500        3,210
Procter & Gamble Co.                        2,600      201,396
Progress Energy, Inc.                         200        8,290
Progressive Corp. of Ohio                     200       29,306
Prologos Trust                                300        6,585
Provident Bankshares Corp.                    120        2,774
Provident Financial Group, Inc.               100        2,268
Providian Financial Corp.(1)                  400        1,068
Province Healthcare Co.(1)                    100        2,930
Proxim, Inc.(1)                               100        1,100
PSS World Medical, Inc.(1)                    100          928
Public Service Enterprise Group               300       12,165
Public Storage, Inc.                          186        6,324
Puget Energy, Inc.                            400        7,760
Pulte Corp.(1)                                100        3,925
Qlogic Corp.(1)                                52        2,571
QRS Corp.(1)                                  100        1,182
Qualcomm, Inc.(1)                             700       41,104
Quest Diagnostics, Inc.(1)                    400       24,704
Quest Software, Inc.(1)                       200        4,862
Questar Corp.                                 100        2,326
Quintiles Transnational Corp.(1)            1,700       28,135
Qwest Communications
   International, Inc.                      1,683       20,028
R&G Financial Corp.                           300        5,250
R.H.Donnelley                                 120        3,354
R.L.I. Corp.                                  100        3,899
R.R. Donnelley & Sons Co.                     200        5,860
Radian Group, Inc.                            200        7,660
Radioshack Corp.                              200        5,792
Ralston Purina Group                          400       13,252
Rational Software(1)                          100        1,900
Rayovac Corp.(1)                              100        1,738
Raytheon Co.                                  400       13,108
Read-Rite Corp.                               675        4,523

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
Reader's Digest Assn.--Class A              1,400   $   31,500
RealNetworks, Inc.(1)                          25          165
Reebok International Ltd.                     100        2,326
Regent Communications, Inc.(1)                400        2,500
Regions Financial Corp.                       300        8,631
RehabCare Group, Inc.(1)                      100        2,655
Reinsurance Group of America                  100        3,450
Reliant Energy                                400       10,220
Renal Care Group, Inc.(1)                     100        3,206
Rent-A-Center(1)                              100        3,040
Republic Services(1)                          875       15,094
Respironics, Inc.(1)                          100        3,159
Rite Aid Corp.(1)                             100          469
Riverstone Networks, Inc.(1)                    7          110
RJ Reynolds Tobacco Holdings                  100        5,737
Robert Half International, Inc.(1)            200        5,390
Rockwell Collins                              200        3,364
Rockwell International Corp.                2,600       42,900
Rohm & Haas Co.                               273        9,692
Roper Industries, Inc.                        100        4,200
Ross Stores, Inc.                           1,700       47,957
Rouse Co.                                     100        2,925
Roxio, Inc.(1)                                 32          463
Royal Caribbean Cruises Ltd.                  100        1,551
RPM, Inc. (Ohio)                              100        1,382
Rural Cellular Corp.--Class A(1)              200        4,844
Ryans Family Steak Houses, Inc.(1)            200        3,980
Ryder Systems, Inc.                           100        2,050
Saba Software(1)                            3,000       16,980
Sabre Group Holdings, Inc.(1)                 144        4,995
Safeco                                         25          804
Safeway, Inc.(1)                              600       26,736
Saks, Inc.(1)                                 100          820
Sandisk Corp.(1)                              275        3,902
Sangstat Medical Corp.(1)                     125        2,476
Sanmina(1)                                    300        6,420
Sapient Corp.(1)                              650        4,082
Sara Lee Corp.                                900       19,692
SBC Communications, Inc.                    2,932      109,598
Scana Corp.                                    51        1,378
Schein (Henry), Inc.(1)                       100        4,020
Schering-Plough Corp.                       1,800       64,314
Schlumberger Ltd.                             100        4,801
SCI Systems, Inc.(1)                          200        5,730
Scientific-Atlanta, Inc.                      200        5,378
Scios-Nova, Inc.(1)                           100        2,742
SCM Microsystems, Inc.(1)                     100        1,575
Scotts Company (The)(1)                       100        4,381


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


SCPIE Holdings, Inc.(1)                       100   $    2,005
Scripps (E.W.) Co.                            100        6,385
Seabulk International, Inc.(1,2)                1           --
Seacor Smit, Inc.(1)                          100        3,899
Sears, Roebuck & Co.                          400       18,204
Seattle Genetics, Inc.(1)                     100          495
Sempra Energy                                 250        5,790
Senior Housing Properties Trust                20          258
Sepracor, Inc.(1)                             100        4,990
Sequenom, Inc.(1)                             300        2,658
Serologicals Corp.(1)                         100        2,070
Service Corp. International(1)                100          587
Servicemaster Co. (The)(1)                  3,800       46,398
Shaw Group, Inc.(1)                           100        2,689
Sherwin Williams Co.                          200        5,598
ShopKo Stores, Inc.(1)                        600        5,592
Shurgard Storage Centers, Inc.--Class A       100        3,045
Siebel Systems, Inc.(1)                       100        2,235
Sigma Aldrich Corp.                           100        4,276
Silicon Storage Technology, Inc.(1)           550        6,782
Silicon Valley Bancshares                     100        2,523
Simon Property Group, Inc.                    200        5,778
SkillSoft Corp.(1)                            200        4,782
Sky Financial Group, Inc.                     231        4,518
SLI, Inc.                                     100          325
Smith (A.O.) Corp.                            150        2,682
Smith International, Inc.                     100        4,526
Smithfield Foods, Inc.(1)                     200        5,060
Smurfit-Stone Container Corp.(1)              297        4,779
Snap-On Tools Corp.                           100        3,130
Sola International, Inc.(1)                   100        1,802
Solectron Corp.(1)                            602        8,849
Solutia, Inc.                                 200        2,776
Sonoco Products                               100        2,461
Sonus Networks(1)                             100          482
Sotheby's Holdings--Class A(1)                100        1,305
Southern Co.                                  800       18,200
Southern Union Co.(1)                         100        1,750
SouthTrust Corp.                              300        7,341
Southwest Airlines Co.                        850       15,938
Southwest Bancorp of Texas, Inc.(1)           100        2,725
Sovereign Bancorp, Inc.                        60          663
Spectrasite Holdings1                         250          758
Speedway Motorsports, Inc.(1)                 100        2,324
Spherion Corp.(1)                             100          895
Sprint Corp. (FON Group)                    1,000       21,790
Sprint Corp. (PCS Group)(1)                 1,650       41,168

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
SPX Corp.(1)                                  400   $   48,600
St. Jude Medical, Inc.(1)                     300       22,350
St. Paul Cos., Inc.                           700       32,956
Standard Microsystems Corp.(1)                200        2,764
Stanley Works                                 100        4,179
Staples, Inc.(1)                              650       11,440
Starbucks Corp.(1)                            100        1,772
Starwood Hotels & Resorts Worldwide           991       26,896
State Street Corp.                            300       15,702
Steelcase, Inc.                               400        5,688
Steris Corp.(1)                               200        3,886
Stewart Enterprises, Inc.(1)                  100          620
Stilwell Financial, Inc.                      300        7,116
Stoneridge, Inc.(1)                           100          654
Storage Technology Corp.(1)                   200        4,270
Stratos Lightwave, Inc.(1)                     51          292
Stryker Corp.                                 200       10,982
Student Loan Corp.                            200       15,324
Suiza Foods Corp.(1)                          100        6,021
Sun Healthcare Group, Inc.(1)                 300            2
Sun Microsystems, Inc.(1)                   4,000       56,960
Sungard Data Systems, Inc.(1)                 200        5,612
Sunoco, Inc.                                  100        3,656
Sunrise Assisted Living, Inc.(1)              166        4,565
Suntrust Banks, Inc.                          392       24,798
SuperValu, Inc.                               200        4,534
Sybron Dental Specialties(1)                  133        2,554
Sycamore Networks1                            100          524
Sylvan Learning Systems, Inc.(1)              100        1,974
Symbol Technologies, Inc.                      62        1,030
Symmetricom, Inc.(1)                          100          710
Syncor International Corp.(1)                 100        2,603
Synovus Financial Corp.                        25          588
Synplicity, Inc.(1)                           100          908
Syntel, Inc.(1)                                50          575
Sysco Corp.                                   800       19,672
T. Rowe Price Group, Inc.                     200        6,340
Talbots, Inc.                                 100        3,278
Target Corp.                                1,100       41,294
TCF Financial Corp.                           100        4,595
TECO Energy, Inc.                             200        5,282
Tektronix, Inc.(1)                            700       15,736
Teledyne Technologies(1)                      142        2,087
Teleflex, Inc.                                100        4,240
Telephone & Data Systems, Inc.                300       27,000
TeleTech Holdings, Inc.(1)                    100        1,225
Tellabs, Inc.(1)                              300        4,584
Tellium, Inc.(1)                              100          697

                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


Temple Inland, Inc.                           100   $    5,714
Tenet Healthcare(1)                           900       54,000
Teradyne, Inc.(1)                             200        5,572
Terayon Communication Systems(1)              100        1,206
Tesoro Petroleum Corp.(1)                     100        1,260
Tetra Technologies, Inc.(1)                   100        2,023
Texas Industries, Inc.                        100        3,475
Texas Instruments, Inc.                     2,065       66,183
Textron, Inc.(1)                              200        7,930
Thermo Electron Corp.(1)                      270        5,859
Thomas & Betts Corp.(1)                       500       10,205
THQ, Inc.(1)                                  100        5,729
Tibco Software, Inc.(1)                       100        1,259
Ticketmaster--Class B(1)                      525        8,442
Tidewater, Inc.                               100        2,850
Tiffany & Co.                                 200        5,760
Timberland Co.--Class A(1)                    100        3,477
Time Warner Telecom, Inc.                     100        1,420
TJX Companies, Inc.                           300       11,307
TMP Worldwide, Inc.(1)                        200        8,258
Tokheim Corp Series C Wt.(1)                  500           23
Too, Inc.(1)                                  157        4,611
Torchmark Corp.                               200        7,890
Toro Co.                                      100        4,590
Total System Services, Inc.                    50        1,018
Tower Automotive, Inc.(1)                     300        2,565
Toys "R" Us, Inc.(1)                        1,200       25,812
Transactions Systems Architect(1)             900       11,178
Transmeta Corp.(1)                            800        2,160
Transwitch Corp.(1)                           100          401
Triad Hospitals(1)                            182        5,051
Triarc Companies, Inc.--Class A(1)            100        2,340
Tribune Co.                                   340       12,274
Tricon Global Restaurants, Inc.(1)            140        6,643
Triquint Semiconductor, Inc.(1)               331        5,263
Triton PCS Holdings, Inc.(1)                  100        3,011
Trizetto Group, Inc.(1)                       100        1,123
Trustmark Corp.                               100        2,413
TRW, Inc.                                     100        3,902
TTM Technologies , Inc.(1)                  2,700       32,103
TXU Corp.                                     300       13,530
Tyco International Ltd.                       207       12,172
Tyson Foods, Inc.--Class A                    216        2,598
UAL Corp.(1)                                  200        3,374
UCAR International, Inc.(1)                   100          885
Ulticom(1)                                    100        1,002
Ultramar Diamond Shamrock Corp.               100        4,800

                                                        MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------
Union Pacific Corp.                           500   $   27,525
Union Planters Corp.                          200        8,682
UnionBanCal Corp.                             200        7,348
Unisys Corp.(1)                               450        5,355
United Parcel Service                         100        5,622
United Technologies Corp.                     555       33,411
UnitedHealth Group, Inc.                      500       35,725
Unitrin, Inc.                                 100        3,890
Universal Compression Holdings, Inc.(1)       300        8,073
Universal Electronics, Inc.(1)                400        6,660
Univision Communications, Inc.(1)             200        7,122
Unocal Corp.                                  300        9,867
Unova, Inc.(1)                              1,300        6,279
UnumProvident Corp.                           646       16,667
URS Corp.                                     200        4,720
US Airways Group, Inc.(1)                     100          749
US Bancorp                                  2,523       47,887
US Cellular Corp.(1)                          100        4,440
US Office Products Co.(1,2)                    25           --
US Oncology, Inc.(1)                           88          560
USA Education                                 350       29,775
USA Floral Products, Inc.(1)                  300            2
USA Networks, Inc.(1)                         400        9,004
USFreightways Corp.                           100        3,402
USG Corp.(1)                                  100          512
UST, Inc.                                     100        3,590
USX Marathon Group                            400       10,960
USX-U.S. Steel Group                          100        1,689
Utilicorp United, Inc.                        100        2,571
V. I. Technologies, Inc.(1)                   200        1,484
Vail Resorts, Inc.(1)                         100        1,777
Valero Energy Corp.                         1,100       38,500
Valley National Bancorp                       545       17,189
Valspar Corp.                                 100        3,948
Valuevision International, Inc.--Class A(1)   100        1,593
Veeco Instruments, Inc.(1)                    100        3,291
Ventas, Inc.                                  200        2,440
VeriSign, Inc.(1)                             307       11,470
VERITAS Software Corp.(1)                     533       20,728
Verizon Communications                      3,964      186,308
VF Corp.                                      200        7,596
Viacom, Inc.--Class B(1)                      775       33,829
Viad Corp.                                    700       14,539
Vialta, Inc.(1)                                 1            1
Viasys Healthcare, Inc.(1)                     39          702
Viatel, Inc.(1)                               100            7
Viewpoint Corp.(1)                            225          873
Vignette Corp.(1)                             100          541


                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2001
(UNAUDITED)


                                                        MARKET
                                           SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)


Virata Corp.(1)                               225   $    2,972
Vishay Intertechnology, Inc.(1)             1,002       18,422
Visteon Corp.                                  96        1,325
Vitesse Semiconductor, Inc.(1)                650        7,924
Vornado Realty Trust                           43        1,690
Vulcan Materials Co.                          100        4,625
W-H Energy Services(1)                        100        1,542
Wabash National                               100          805
Wabtec                                        299        3,588
Wachovia Corp.                              1,582       48,963
Waddell & Reed Financial                      100        2,701
Wal-Mart Stores, Inc.                       7,200      397,080
Walgreen Co.                                1,300       42,900
Walt Disney Co.                             2,700       55,269
Washington Mutual, Inc.                     1,029       32,187
Washington Post                               100       51,000
Waste Management, Inc.                        139        4,073
WatchGuard Technologies, Inc.(1)            1,800       19,998
Watson Pharmaceuticals(1)                     100        2,993
Wausau-Mosinee Paper Corp.                  1,000       10,300
Weatherford International(1)                  100        3,347
WebMD Corp.(1)                                 54          281
Webmethods, Inc.(1)                            52          821
Webster Financial Corp.                       152        4,641
Weis Markets, Inc.                            100        2,800
Wellpoint Health Networks, Inc.(1)            300       35,370
Wells Fargo Co.                             2,385      102,078
Wendys International, Inc.                    200        5,686
Werner Enterprises, Inc.                      100        2,395
Westamerica BanCorp.                          100        3,899
Western Digital Corp.(1)                    7,400       34,854
Western Wireless Corp.(1)                     100        2,457
Westvaco Corp.                                200        5,722
Westwood One, Inc.(1)                         200        5,852
Weyerhaeuser Co.                              300       15,855
Whirlpool Corp.                               100        6,576
White Mountains Insurance Group Ltd.           25        8,450
Whitney Holdings Corp.                        100        4,228
Whole Foods Market, Inc.(1)                   100        4,291
Wiley (John) & Sons, Inc.--Class A            200        4,638
Willamette Industries, Inc.                   100        4,825
Williams Communications Group(1)              936        2,284
Williams Companies, Inc.                      600       16,032
Williams-Sonoma, Inc.(1)                      100        3,886
Wilmington Trust Corp.                        100        6,060
Winn Dixie Stores, Inc.                       200        2,742
Wisconsin Energy Corp.                        200        4,370

                                          SHARES/       MARKET
                                         PAR (000)      VALUE
--------------------------------------------------------------------------------

Wolverine WorldWide, Inc.                     200   $    2,998
WorldCom, Inc.--WorldCom Group(1)           6,381       92,780
WorldCom--MCI Group                            43          564
Wrigley (W.M) Jr. Co.                         300       15,162
Xcel Energy                                   410       11,197
Xerox Corp.(1)                                500        4,200
Yahoo!, Inc.(1)                                34          529
York International Corp.                      100        3,650
Zebra Technologies Corp.--Class A(1)          100        5,125
Zimmer Holdings, Inc.(1)                      340       10,968
Zions Bancorp.                                100        4,828
Zomax, Inc.(1)                                900        5,841
Zygo Corp.(1)                                 100        1,701
                                                    ----------
TOTAL COMMON STOCKS
  (Cost $17,618,643)                                19,000,600
                                                    ----------
US TREASURY OBLIGATIONS--16.12%
US Treasury Bonds
  5.50%, 5/15/09                           $  250      264,121
  9.25%, 2/15/16                            1,000    1,383,906
  8.75%, 5/15/17                            1,000    1,345,625
  7.25%, 8/15/22                            1,000    1,208,750
                                                    ----------
TOTAL US TREASURY OBLIGATIONS
  (Cost $3,932,549)                                  4,202,402
                                                    ----------
REPURCHASE AGREEMENT--10.63%
Goldman Sachs & Co. dated 11/30/01
  2.07%, principal and interest in the amount
  of $2,771,478 due 12/3/01, collaterized by
  USTreasury Bond, par value of $2,020,000,
  coupon rate 9.125% due 5/18/18 with a market
  value of $2,819,163 (Cost $2,771,000)     2,771    2,771,000
                                                   -----------
TOTAL INVESTMENTS--99.64%
  (Cost $24,322,192)                               $25,974,002

OTHER ASSETS IN EXCESS
  OF LIABILITIES--0.36%                                 95,057
                                                   -----------
NET ASSETS--100.00%                                $26,069,059
                                                   ===========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Fair valued security. Fair valued securities represent .01% of the Fund's net assets.



                       See Notes to Financial Statements.

 ISI STRATEGY FUND,INC.


STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                                               NOVEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $24,322,192) ...................................................... $25,974,002
    Cash ..........................................................................................         753
    Receivable for capital shares sold ............................................................     177,454
    Receivable for securities sold ................................................................       7,300
    Dividend and interest receivable ..............................................................      77,902
    Prepaid expenses and other ....................................................................      23,492
                                                                                                    -----------
       Total assets ...............................................................................  26,260,903
                                                                                                    -----------
LIABILITIES:
    Payable for capital shares redeemed ...........................................................      56,382
    Payable for securities purchased ..............................................................      94,886
    Advisory fees payable .........................................................................       9,046
    Distribution fees payable .....................................................................       5,654
    Transfer agent fees payable ...................................................................       3,888
    Accounting fees payable .......................................................................       2,423
    Administration fees payable ...................................................................       2,050
    Custody fees payable ..........................................................................         537
    Accrued expenses and other ....................................................................      16,978
                                                                                                    -----------
       Total liabilities ..........................................................................     191,844
                                                                                                    -----------
NET ASSETS ........................................................................................ $26,069,059
                                                                                                    -----------
COMPOSITION OF NET ASSETS:
    Paid-in capital ............................................................................... $26,783,605
    Undistributed net investment income ...........................................................      48,753
    Accumulated net realized loss from investment transactions ....................................  (2,415,109)
    Net unrealized appreciation on investments ....................................................   1,651,810
                                                                                                    -----------
NET ASSETS ........................................................................................ $26,069,059
                                                                                                    -----------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
    ($26,069,059 / 2,513,998 shares outstanding) ..................................................      $10.37
                                                                                                        =======
MAXIMUM OFFERING PRICE PER SHARE:
    ($10.37 / 0.9555) .............................................................................      $10.85
                                                                                                         ======


                       See Notes to Financial Statements.
                                                                              19

 ISI STRATEGY FUND, INC.


STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                                    FOR THE SIX
                                                                                     MONTHS ENDED
                                                                                   NOVEMBER 30, 2001
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends ........................................................................ $   116,103
    Interest .........................................................................     204,052
                                                                                       -----------
       Total income ..................................................................     320,155
                                                                                       -----------
EXPENSES:
    Investment advisory fees .........................................................      52,597
    Distribution fees ................................................................      32,873
    Professional fees ................................................................      27,248
    Accounting fees ..................................................................      14,069
    Printing and shareholder reports .................................................      12,461
    Administration fees ..............................................................      12,146
    Transfer agent fees ..............................................................      10,075
    Registration fees ................................................................       8,653
    Organizational cost ..............................................................       7,509
    Directors' fees ..................................................................       1,441
    Custody fees .....................................................................         791
    Miscellaneous ....................................................................       1,380
                                                                                       -----------
       Total expenses ................................................................     181,243
    Less: fee waivers and/or expense reimbursements ..................................     (39,620)
                                                                                       -----------
       Net expenses ..................................................................     141,623
                                                                                       -----------
NET INVESTMENT INCOME ................................................................     178,532
                                                                                       -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss from investment transactions ...................................    (864,260)
    Net change in unrealized appreciation/depreciation on investments ................    (409,405)
                                                                                       -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ......................................  (1,273,665)
                                                                                       -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ........................................... $(1,095,133)
                                                                                       ===========

                       See Notes to Financial Statements.
20

 ISI STRATEGY FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX              FOR THE
                                                                           MONTHS ENDED             YEAR ENDED
                                                                       NOVEMBER 30, 2001(1)        MAY 31, 2001
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income ................................................. $   178,532            $    672,202
    Net realized loss from investment transactions ........................    (864,260)             (1,607,159)
    Net change in unrealized appreciation/
       depreciation of investments ........................................    (409,405)                 73,715
                                                                            -----------            ------------
    Net decrease in net assets from operations ............................  (1,095,133)               (861,242)
                                                                            -----------            ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income .................................................    (186,937)               (745,464)
    Net realized capital gains ............................................          --              (1,728,144)
                                                                            -----------            ------------
    Total distributions ...................................................    (186,937)             (2,473,608)
                                                                            -----------            ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares ..........................................   2,698,682               1,689,782
    Dividend reinvestments ................................................      79,365               2,203,947
    Cost of shares redeemed ...............................................  (2,478,118)            (10,051,377)
                                                                            -----------            ------------
    Net increase (decrease) in net assets from
       capital share transactions .........................................     299,929              (6,157,648)
                                                                            -----------            ------------
    Total decrease in net assets ..........................................    (982,141)             (9,492,498)
NET ASSETS:
    Beginning of period ...................................................  27,051,200              36,543,698
                                                                            -----------            ------------
    End of period (including undistributed net investment income
       of $48,753 and $57,158, respectively) .............................. $26,069,059            $ 27,051,200
                                                                            ===========            ============

--------------------------------------------------------------------------------
1 Unaudited.

                       See Notes to Financial Statements.

 ISI STRATEGY FUND, INC.


FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                        FOR THE PERIOD
                                                   FOR THE SIX                   FOR THE               SEPT. 16, 1997(2)
                                                  MONTHS ENDED                 YEARS ENDED                  THROUGH
                                                  NOVEMBER 30,                   MAY 31,                    MAY 31,
                                                    2001(1)          2001         2000         1999           1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period ........  $ 10.89       $ 12.15       $ 11.91     $ 11.00        $ 10.00
                                                   -------       -------       -------     -------        -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .......................     0.07          0.25          0.26        0.21           0.13
    Net realized and unrealized
       gain (loss) on investments ...............    (0.51)        (0.62)         0.46        1.10           0.96
                                                   -------       -------       -------     -------        -------
    Total from investment operations ............    (0.44)        (0.37)         0.72        1.31           1.09
                                                   -------       -------       -------     -------        -------
LESS DISTRIBUTIONS:
    Net investment income .......................    (0.08)        (0.27)        (0.24)      (0.21)         (0.09)
    Capital gains ...............................       --         (0.62)        (0.24)      (0.19)            --
                                                   -------       -------       -------     -------        -------
    Total distributions .........................    (0.08)        (0.89)        (0.48)      (0.40)         (0.09)
                                                   -------       -------       -------     -------        -------
    Net asset value, end of period ..............  $ 10.37       $ 10.89       $ 12.15     $ 11.91        $ 11.00
                                                   =======       =======       =======     =======        =======

TOTAL RETURN(3) .................................    (4.07)%       (3.32)%        6.09%      12.15%         10.94%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s) ............  $26,069       $27,051       $36,544     $35,734        $18,220
    Ratios to average daily net assets:
       Net investment income ....................     1.37%5        2.09%         2.10%       1.81%          2.03%4
       Expenses after waivers and/or
         reimbursements .........................     1.09%4,5      1.00%         1.00%       1.00%          1.00%4
       Expenses before waivers and/or
         reimbursements .........................     1.39%5        1.38%         1.31%       1.68%          2.25%4
    Portfolio turnover rate .....................       36%           57%           59%         32%            20%

------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 Total Return figures exclude the impact of sales charges.
4 Annualized.
5 Beginning October 1, 2001, the expense cap was increased from 1.00% to 1.30%.



                       See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--ISI Strategy Fund, Inc. (the `Fund'), which was organized as a Maryland Corporation on June 12, 1997, began operations September 16, 1997. The Fund is registered under the Investment Company Act of 1940, as amended (the `1940 Act'), as a diversified, open-end management investment company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities.

     The Fund consists of one share class, the ISI Shares, which are subject to a 4.45% maximum front-end sales charge and a 0.25% distribution fee.

     VALUATION OF SECURITIES--The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available or may be unreliable, the security's fair value is determined using procedures that the Board of Directors establishes and monitors. At November 30, 2001 there were three fair valued securities valued at $3,540 representing 0.01% of net assets of the Portfolio. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

     DISTRIBUTIONS--It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

     REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES--It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

     ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

B. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES--International Strategy and Investment Inc. (`ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

     ISI has contractually agreed to waive its fees through September 30, 2002, to the extent necessary, so that the Fund's annual expenses do not exceed 1.30% of its average daily net assets.

     Wilshire Associates Incorporated (`Wilshire') is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the annual rate of 0.16%.

     Investment Company Capital Corp. (`ICCC') is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of theISIFunds that is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     ICCCalso provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

     ICCCalso provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

     Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICCC. These persons are not paid by the Fund for serving in these capacities.

     ISI Group, Inc. (`ISIGroup'), which is affiliated with ISI, provides distribution services for the Fund for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets.

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


C. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock. Transactions in capital shares were as follows:

                     FOR THE SIX              FOR THE
                    MONTHS ENDED            YEAR ENDED
                NOVEMBER 30, 2001(1)        MAY 31, 2001
                --------------------       --------------

                SHARES       AMOUNT    SHARES       AMOUNT
                -------      ------    ------       ------
Sold            258,412  $ 2,698,682   157,628  $  1,689,782
Reinvested        7,362       79,365   178,024     2,203,947
Redeemed       (236,444)  (2,478,118) (858,100)  (10,051,377)
               --------   ----------  --------   -----------
Net increase
  (decrease)     29,330  $   299,929  (522,448) $ (6,157,648)
               ========  ===========  ========  ============
--------------------------------------------------------------------------------
1 Unaudited.

D. PURCHASES AND SALES OF INVESTMENT SECURITIES--The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended November 30, 2001, were $8,980,880 and $10,265,140, respectively.

     For federal income tax purposes, the tax basis of investments held at November 30, 2001, was $24,322,192. The aggregate gross unrealized appreciation for all investments at November 30, 2001, was $3,122,894 and the aggregate gross unrealized depreciation for all investments was $1,471,084.

E. CHANGE IN ACCOUNTANTS--Effective October 4, 2001, the Fund dismissed Deloitte & Touche (`D & T') as the Fund's independent auditors and engaged Ernst & Young LLP by action of the Fund's Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. D&T's reports on the Fund's financial statements for the fiscal year ended May 31, 2000 and May 31, 2001 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2000 and May 31, 2001 and the interim period commencing June 1, 2001 and ending October 3, 2001, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of disagreements in connection with its report on the Fund's financial statements for such year, and (ii) there were no
     `reportable events' of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

       ISI
    STRATEGY
   FUND SHARES


DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt
DIRECTOR

Thomas D. Stevens
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

Charles A. Rizzo
TREASURER

Bruce A.Rosenblum
SECRETARY

Amy M.Olmert
ASSISTANT SECRETARY

Daniel O.Hirsch
ASSISTANT SECRETARY



INVESTMENT OBJECTIVE
An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively allocating investments between common stocks of US issuers and United States Treasury securities.


INVESTMENT ADVISOR

ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175


SHAREHOLDER SERVICING AGENT

Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585


DISTRIBUTOR

ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175